Derivative instruments and hedging activities - Schedule of information about written credit derivatives by external credit rating of underlying asset (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2019	Mar. 31, 2018
Credit Derivatives [Line Items]
Maximum potential payout / Notional		¥ 15,172	¥ 14,419
Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		9,206	9,271
Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		5,735	4,842
Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		231	306
AAA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		555	617
AAA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		520	466
AAA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		35	135
AAA [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional			16
AA [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		987	972
AA [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		915	928
AA [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		72	44
AA [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional
A [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		4,120	4,546
A [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,537	2,763
A [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,582	1,779
A [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1	4
BBB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		6,213	5,493
BBB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		3,411	3,476
BBB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,663	1,949
BBB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		139	68
BB [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		2,532	2,223
BB [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,439	1,369
BB [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		1,068	736
BB [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional		25	118
Other [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	765	568
Other [Member] | Single-name credit default swaps [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	384	269
Other [Member] | Credit default indices [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	315	199
Other [Member] | Other credit risk related portfolio products [Member]
Credit Derivatives [Line Items]
Maximum potential payout / Notional	[1]	¥ 66	¥ 100

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.